UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund:    Managed Account Series

    BlackRock GA Disciplined Volatility Equity Fund

    BlackRock GA Dynamic Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 04/30/2019

Item 1 – Report to Stockholders

APRIL 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

Managed Account Series

➢	BlackRock GA Disciplined Volatility Equity Fund
➢	BlackRock GA Dynamic Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 537-4942 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2019, the U.S. equity and bond markets posted positive returns while weathering significant volatility. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018. Thereafter, global equity markets rebounded strongly, as inflation diminished and the U.S. Federal Reserve (the “Fed”) announced a shift to less restrictive monetary policy.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

In the U.S. equity market, volatility spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed-income securities delivered modest positive returns with relatively low volatility. In fixed-income markets, short-term U.S. Treasury yields rose, while longer-term yields declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The Fed shifted to a more patient perspective on the economy after increasing interest rates three times. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending. The shift toward more stimulative economic policy helped equity markets rebound in 2019.

We continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In this environment, U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.76%	13.49%
U.S. small cap equities (Russell 2000® Index)	6.06	4.61
International equities (MSCI Europe, Australasia, Far East Index)	7.45	(3.22)
Emerging market equities (MSCI Emerging Markets Index)	13.76	(5.04)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.18	2.18
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.09	6.44
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.49	5.29
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.36	5.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.54	6.74
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund

Investment Objective

BlackRock GA Disciplined Volatility Equity Fund’s (the “Fund”) investment objective is to seek to provide risk-adjusted total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2019, the Fund underperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index. The following commentary is based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, and options (except with respect to fixed-income securities) and may vary relative to the market value.

What factors influenced performance?

The Fund’s overweight allocation to Germany was a primary detractor from performance during the period from a geographical standpoint. Among industry sectors, the Fund’s stock selection within health care, consumer staples, and communication services detracted from relative returns. In addition, an overweight position in health care stocks and an underweight allocation to financials also weighed on returns.

An overweight allocation to Italy contributed to the Fund’s performance. From a sector perspective, stock selection within information technology (“IT”) and energy also had a positive impact on returns. An overweight allocation to the British pound sterling added to relative performance.

The Fund uses derivatives, which may include options, futures, swaps, and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives contributed to the Fund’s performance.

Describe recent portfolio activity.

Over the six-month period, the Fund increased its overall equity allocation from 96% to 98% of net assets. Within equities, the Fund increased its exposure to developed Asia and decreased exposure to developed Europe and emerging markets. In terms of sectors, the Fund increased its allocations to financials, real estate, consumer discretionary, industrials, and consumer staples, and decreased allocations to healthcare, IT, communication services, and energy.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight in developed Asia and the United States, and underweight in emerging markets and developed Europe. The Fund finished the period overweight in the consumer discretionary, IT, industrials, real estate, and utilities sectors, and was underweight in financials, consumer staples, communication services, health care, and materials. In terms of currencies, the Fund was overweight in the U.S. dollar and Japanese yen, and underweight in the euro and select currencies in emerging Asia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2019 (continued)	BlackRock GA Disciplined Volatility Equity Fund

Performance Summary for the Period Ended April 30, 2019

	6-Month Total Returns	Average Annual Total Returns (a)(b)
		1 Year	Since Inception (c)
Institutional	7.91%	5.31%	4.62%
Class K	8.00	5.42	4.71
MSCI ACWI Minimum Volatility (USD) Index(d)	8.66	9.97	8.20

(a)	See “About Fund Performance” on page 8 for a detailed description of performance related information and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)

This unmanaged index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 26 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,079.10	$2.78	$1,000.00	$1,022.12	$2.71	0.54%
Class K	1,000.00	1,080.00	2.63	1,000.00	1,022.27	2.56	0.51

(a)

For Class K Shares of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), except Institutional Shares which is multiplied by 149/365 (to reflect the period since inception date of November 30, 2018).

(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
Nestle SA, Registered Shares	2%
Procter & Gamble Co.	2
Waste Management, Inc.	2
China Mobile Ltd.	1
Fidelity National Information Services, Inc.	1
Merck & Co., Inc.	1
Raytheon Co.	1
Republic Services, Inc.	1
Southern Co.	1
Starbucks Corp.	1

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	62%
Japan	12
Hong Kong	6
Switzerland	5
Canada	3
Taiwan	3
Netherlands	2
Singapore	2
United Kingdom	2
China	1
Italy	1
South Korea	1
Other	1 (a)
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a 1% or less investment in Denmark, France and Germany.

FUND SUMMARY	5

Fund Summary as of April 30, 2019	BlackRock GA Dynamic Equity Fund

Investment Objective

BlackRock GA Dynamic Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

On November 13, 2018 , the Fund’s Board approved a proposal to change the name of the Fund to BlackRock GA Dynamic Equity Fund. This change was effective January 1, 2019.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2019, the Fund underperformed its benchmark, the MSCI World Index. The following commentary is based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, and options (except with respect to fixed-income securities) and may vary relative to the market value.

What factors influenced performance?

The Fund’s overweight allocations to Japan and to the United Arab Emirates were the most significant detractors from performance from a geographical perspective. With respect to sectors, stock selection within health care, information technology (“IT”), financials, and industrials weighed on returns, as did an underweight allocation to IT and overweight allocation to energy.

The Fund’s cash exposure detracted from relative performance during the period.

The Fund’s overweight allocation to China and Brazil were primary contributors to performance. Stock selection within communication services, energy, real estate, consumer staples, and consumer discretionary also added to returns from a sector perspective. Currency management also contributed to performance, most notably from the Fund’s underweight allocation to the Japanese yen.

The Fund uses derivatives, which may include options, futures, swaps, and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. During the period, the Fund’s use of derivatives contributed to the Fund’s performance.

Describe recent portfolio activity.

Over the six-month period, the Fund increased its overall equity allocation from 96% to 100% of net assets. Within equities, the Fund increased its exposure to the United States, developed Europe, and Canada, and decreased exposure to Japan and emerging markets. On a sector basis, the Fund increased allocations to industrials, energy, real estate, and communication services, and reduced allocations to health care, materials and IT.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight in emerging markets and Japan, and underweight in developed Europe, the United States, and developed Asia ex Japan. From a sector perspective, the Fund was overweight in communication services, energy, health care, real estate and materials and underweight in IT, financials, consumer discretionary and consumer staples.

With respect to currency exposure, the Fund was overweight in select currencies in Asia as well as the euro, and was underweight in the Swiss franc, British pound, U.S. dollar and Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2019 (continued)	BlackRock GA Dynamic Equity Fund

Performance Summary for the Period Ended April 30, 2019

	6-Month Total Returns	Average Annual Total Returns (a)(b)
		1 Year	Since Inception (c)
Institutional	8.06%	(0.88)%	6.64%
Class K	8.04	(0.87)	6.67
MSCI World Index(d)	8.83	6.48	8.71

(a)	See “About Fund Performance” on page 8 for a detailed description of performance related information, and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)

This unmanaged index captures large and mid cap representation across 23 developed markets countries. With 1,648 constituents, the index covers approximately 85% of the free float adjusted market capitalization in each country.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,080.60	$2.79	$1,000.00	$1,022.12	$2.71	0.54%
Class K	1,000.00	1,080.40	2.63	1,000.00	1,022.27	2.56	0.51

(a)

For Class K Shares of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), except Institutional Shares which is multiplied by 149/365 (to reflect the period since inception date of November 30, 2018).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
Alphabet, Inc.	3%
Apple, Inc.	2
Exxon Mobil Corp.	2
Facebook, Inc.	2
Johnson & Johnson	2
JPMorgan Chase & Co.	2
Microsoft Corp.	2
Royal Dutch Shell PLC, Class B	2
Wells Fargo & Co.	2
Williams Cos., Inc.	2

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	57%
Japan	12
France	4
Netherlands	4
Canada	3
China	3
Germany	3
United Kingdom	3
Hong Kong	2
Switzerland	2
Taiwan	2
Brazil	1
Italy	1
Singapore	1
South Korea	1
Spain	1
Other	1 (a)
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a 1% or less investment in Australia, Chile, Czech Republic, Indonesia, Portugal, Thailand and United Arab Emirates.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. On the close of business on November 30, 2018, all of the issued and outstanding shares of the Funds were redesignated as Class K Shares. Institutional Shares performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time/after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2018 and held through April 30, 2019, except with respect to each Fund’s Institutional Shares which are based on a hypothetical investment of $1,000 on November 30, 2018 (commencement of operations) and held through April 30, 2019 are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.9%

Canada — 3.2%
Agnico Eagle Mines Ltd.	406	$16,813
Fairfax Financial Holdings Ltd.	19	9,061
First Capital Realty, Inc.	556	8,861
Franco-Nevada Corp.	432	30,953
Intact Financial Corp.	105	8,591
RioCan Real Estate Investment Trust	2,873	55,242
Rogers Communications, Inc., Class B	412	20,743
TELUS Corp.	435	16,017
Thomson Reuters Corp.	125	7,725

		174,006

China — 1.4%
Agricultural Bank of China Ltd., Class H	77,000	35,588
China Resources Pharmaceutical Group Ltd.(a)	5,000	7,115
China Telecom Corp. Ltd., Class H	12,000	6,220
Lenovo Group Ltd.	2,000	1,853
Yum China Holdings, Inc.	472	22,439

		73,215

Denmark — 0.3%
Coloplast A/S, Class B	84	9,074
Pandora A/S	25	1,049
Tryg A/S	262	8,018

		18,141

France — 0.2%
EssilorLuxottica SA	1	35
Hermes International	14	9,850

		9,885

Germany — 0.1%
TUI AG	559	6,225

Hong Kong — 5.5%
China Mobile Ltd.	7,500	71,561
CK Infrastructure Holdings Ltd.	7,500	60,821
CLP Holdings Ltd.	5,000	56,748
COSCO SHIPPING Ports Ltd.	6,000	5,984
HKT Trust & HKT Ltd., Class SS(c)	7,000	10,851
Link REIT	2,000	23,368
MTR Corp. Ltd.	500	2,979
Power Assets Holdings Ltd.	8,500	59,289
Yue Yuen Industrial Holdings Ltd.	2,000	6,460

		298,061

Italy — 0.9%
Snam SpA	9,184	46,755

Japan — 12.3%
Ajinomoto Co., Inc.	1,900	30,741
Astellas Pharma, Inc.	500	6,772
Benesse Holdings, Inc.	100	2,765
Hankyu Hanshin Holdings, Inc.	700	26,171
Japan Airlines Co. Ltd.	600	19,568
Japan Post Holdings Co. Ltd.	3,900	43,679
Japan Prime Realty Investment Corp.	4	15,993
Japan Real Estate Investment Corp.	4	22,173
Japan Retail Fund Investment Corp.	11	21,019
Kirin Holdings Co. Ltd.	200	4,550
Kyushu Railway Co.	1,100	35,843
McDonald’s Holdings Co. Japan Ltd.	400	18,523
Mitsubishi Tanabe Pharma Corp.	900	11,328
Mizuho Financial Group, Inc.	11,900	18,584
Nippon Building Fund, Inc.	3	19,318
Nippon Telegraph & Telephone Corp.	700	29,126
Nissin Foods Holdings Co. Ltd.	600	39,709

Security	Shares	Value

Japan (continued)
Nitori Holdings Co. Ltd.	100	$11,930
Nomura Real Estate Master Fund, Inc.	8	11,722
Nomura Research Institute Ltd.	200	9,790
NTT DOCOMO, Inc.	2,900	62,975
Ono Pharmaceutical Co. Ltd.	1,200	22,542
Otsuka Corp.	400	15,733
Otsuka Holdings Co. Ltd.	700	25,025
Sankyo Co. Ltd.	700	27,645
Secom Co. Ltd.	100	8,413
Seven & i Holdings Co. Ltd.	1,000	34,607
United Urban Investment Corp.	23	36,721
Yahoo! Japan Corp.	3,900	10,411
Yamada Denki Co. Ltd.	4,300	20,384

		663,760

Netherlands — 1.6%
Koninklijke Ahold Delhaize NV	2,052	49,456
NXP Semiconductors NV	338	35,700

		85,156

Singapore — 2.3%
CapitaLand Commercial Trust	7,100	10,144
CapitaLand Mall Trust	35,100	62,498
SATS Ltd.	11,400	43,845
Singapore Airlines Ltd.	1,100	7,838

		124,325

South Korea — 1.4%
DB Insurance Co. Ltd.	180	10,540
KT&G Corp.	395	34,551
SK Telecom Co. Ltd.	152	32,240

		77,331

Switzerland — 5.1%
Alcon, Inc.(c)	1	34
Nestle SA, Registered Shares	1,142	109,949
Novartis AG, Registered Shares	33	2,704
Roche Holding AG	147	38,788
Swiss Prime Site AG, Registered Shares(c)	607	48,745
Swiss Re AG	570	54,878
Zurich Insurance Group AG	56	17,851

		272,949

Taiwan — 2.8%
Asustek Computer, Inc.	3,000	22,935
Chicony Electronics Co. Ltd.	5,000	12,326
Hua Nan Financial Holdings Co. Ltd.	7,000	4,578
Mega Financial Holding Co. Ltd.	21,000	20,161
Quanta Computer, Inc.	4,000	7,671
Synnex Technology International Corp.	11,000	13,726
Taiwan Cooperative Financial Holding Co. Ltd.	68,000	45,133
Taiwan Mobile Co. Ltd.	5,000	18,284
WPG Holdings Ltd.	3,000	3,960

		148,774

United Kingdom — 1.6%
Admiral Group PLC	525	15,122
Aon PLC	46	8,287
Compass Group PLC	166	3,777
GlaxoSmithKline PLC	2,494	51,235
Royal Mail PLC	1,599	5,276

		83,697

United States — 58.2%
Allstate Corp.	615	60,922
Altria Group, Inc.	941	51,125
Ameren Corp.	259	18,847
American Electric Power Co., Inc.	621	53,127

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
American Tower Corp.	38	$7,421
Anthem, Inc.	132	34,720
Aramark	237	7,366
AT&T, Inc.	1,243	38,483
Automatic Data Processing, Inc.	148	24,330
AutoZone, Inc.(c)	18	18,510
AvalonBay Communities, Inc.	74	14,869
Bristol-Myers Squibb Co.	1,239	57,527
Broadridge Financial Solutions, Inc.	354	41,818
C.H. Robinson Worldwide, Inc.	433	35,073
Camden Property Trust	133	13,386
Chevron Corp.	286	34,337
Church & Dwight Co., Inc.	202	15,140
Cisco Systems, Inc.	1,038	58,076
Coca-Cola Co.	177	8,684
Cognizant Technology Solutions Corp., Class A	250	18,240
Colgate-Palmolive Co.	336	24,457
Comcast Corp., Class A	936	40,744
CommScope Holding Co., Inc.(c)	817	20,245
Consolidated Edison, Inc.	450	38,772
CVS Health Corp.	—	4
Darden Restaurants, Inc.	504	59,270
Dell Technologies, Inc., Class C(c)	—	27
Dollar General Corp.	151	19,040
DTE Energy Co.	243	30,548
Duke Energy Corp.	219	19,955
Duke Realty Corp.	912	28,381
eBay, Inc.	913	35,379
Eli Lilly & Co.	144	16,854
Equity Residential	543	41,496
Evergy, Inc.	182	10,523
Eversource Energy	124	8,886
Exxon Mobil Corp.	78	6,262
F5 Networks, Inc.(b)	89	13,964
Fidelity National Information Services, Inc.	654	75,818
Harris Corp.	358	60,323
HCA Healthcare, Inc.	259	32,953
HCP, Inc.	1,739	51,787
Home Depot, Inc.	35	7,130
Humana, Inc.	86	21,965
Intel Corp.	412	21,028
International Business Machines Corp.	408	57,230
Intuit, Inc.	106	26,612
J.M. Smucker Co.	163	19,989
Johnson & Johnson	422	59,586
Kimberly-Clark Corp.	154	19,771
Kraft Heinz Co.	274	9,108
Lockheed Martin Corp.	156	51,999
Lowe’s Cos., Inc.	96	10,861
Marsh & McLennan Cos., Inc.	629	59,308
Mastercard, Inc., Class A	9	2,288
McDonald’s Corp.	323	63,815
Merck & Co., Inc.	874	68,793
Microsoft Corp.	231	30,169
Mondelez International, Inc., Class A	567	28,832
Motorola Solutions, Inc.	289	41,879
Newmont Goldcorp Corp.	988	30,687
Newmont Goldcorp Corp.(c)	234	7,237
Northrop Grumman Corp.	98	28,411
Occidental Petroleum Corp.	224	13,189
Oracle Corp.	1,068	59,092
Paychex, Inc.	758	63,907
PepsiCo, Inc.	295	37,775
Pfizer, Inc.	954	38,742

Security	Shares	Value

United States (continued)
Philip Morris International, Inc.	185	$16,014
Pinnacle West Capital Corp.	17	1,620
Procter & Gamble Co.	798	84,971
Progressive Corp.	644	50,329
Public Storage	69	15,261
Raytheon Co.	364	64,643
Republic Services, Inc.	845	69,983
Ross Stores, Inc.	79	7,715
Southern Co.	1,303	69,346
Starbucks Corp.	956	74,262
Stryker Corp.	191	36,082
Tapestry, Inc.	499	16,103
Target Corp.	377	29,187
TJX Cos., Inc.	948	52,026
Travelers Cos., Inc.	290	41,687
Tyson Foods, Inc., Class A	69	5,176
UDR, Inc.	193	8,675
Ulta Beauty Inc.(c)	3	1,047
UnitedHealth Group, Inc.	52	12,120
Varian Medical Systems, Inc.(c)	220	29,957
Verizon Communications, Inc.	778	44,494
Walmart, Inc.	184	18,923
Walt Disney Co.	56	7,670
Waste Management, Inc.	1,070	114,854
WEC Energy Group, Inc.	429	33,646
Xcel Energy, Inc.	573	32,374
Yum! Brands, Inc.	609	63,574

		3,128,831

Total Long-Term Investments — 96.9% (Cost — $4,881,059)		5,211,111

Short-Term Securities — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(e)	212,482	212,482

Total Short-Term Securities — 3.9% (Cost — $212,482)		212,482

Total Investments — 100.8% (Cost — $5,093,541)		5,423,593

Liabilities in Excess of Other Assets — (0.8)%		(44,938)

Net Assets — 100.0%		$5,378,655

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund

(e)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,321	185,161	212,482	$212,482	$1,887	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
SGX Nifty 50 Index	3	05/30/19	$71	$632

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	7,474,161	USD	105,973	BNP Paribas S.A.	05/13/19	$1,305
USD	68,491	HKD	536,000	UBS AG	07/22/19	80

	Net unrealized appreciation					$1,385

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$632	$—	$—	$—	$632
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,385	—	—	1,385

	$—	$—	$632	$1,385	$—	$—	$2,017

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six month ended April 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,090	$—	$—	$—	$4,090
Forward foreign currency exchange contracts	—	—	—	3,528	—	—	3,528

	$—	$—	$4,090	$3,528	$—	$—	$7,618

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$632	$—	$—	$—	$632
Forward foreign currency exchange contracts	—	—	—	3,627	—	—	3,627

	$—	$—	$632	$3,627	$—	$—	$4,259

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$67,904
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$68,555
Average amounts sold — in USD	$105,973

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$542
Forward foreign currency exchange contracts	1,385	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,385	$542
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(542)

Total derivative assets and liabilities subject to an MNA	$1,385	$—

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (a)
BNP Paribas S.A.	$1,305	$—	$—	$—	$1,305
UBS AG	80	—	—	—	80

	$1,385	$—	$—	$—	$1,385

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Canada	$174,006	$—	$—	$174,006
China	22,439	50,776	—	73,215
Denmark	1,049	17,092	—	18,141
France	—	9,885	—	9,885
Germany	—	6,225	—	6,225
Hong Kong	10,851	287,210	—	298,061
Italy	—	46,755	—	46,755
Japan	—	663,760	—	663,760
Netherlands	35,700	49,456	—	85,156
Singapore	—	124,325	—	124,325
South Korea	10,540	66,791	—	77,331
Switzerland	34	272,915	—	272,949
Taiwan	18,284	130,490	—	148,774
United Kingdom	8,287	75,410	—	83,697
United States	3,128,831	—	—	3,128,831
Short-Term Securities	212,482	—	—	212,482

	$3,622,503	$1,801,090	$—	$5,423,593

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$632	$—	$—	$632
Forward foreign currency contracts	—	1,385	—	1,385

	$632	$1,385	$—	$2,017

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) April 30, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 91.4%

Australia — 0.2%
Newcrest Mining Ltd.	697	$12,313

Brazil — 0.9%
Azul SA — ADR(a)	1,003	26,038
Notre Dame Intermedica Participacoes SA	2,353	21,075

		47,113

Canada — 2.8%
Enbridge, Inc.	1,230	45,437
Suncor Energy, Inc.	1,438	47,422
TransCanada Corp.	978	46,677
Wheaton Precious Metals Corp.	606	13,109

		152,645

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	71	1,955

China — 2.6%
Alibaba Group Holding Ltd. — ADR(a)	283	52,516
Angel Yeast Co. Ltd., Class A	800	3,308
Kweichow Moutai Co. Ltd., Class A	100	14,462
New Oriental Education & Technology Group, Inc. — ADR(a)	34	3,246
TAL Education Group — ADR(a)	141	5,424
Tencent Holdings Ltd.	1,100	54,216
Want Want China Holdings Ltd.	5,000	3,970
Yum China Holdings, Inc.	72	3,423

		140,565

Czech Republic — 0.1%
CEZ AS	166	3,867

France — 4.4%
Danone SA	980	79,228
Dassault Aviation SA	11	16,643
EssilorLuxottica SA	72	8,827
Safran SA	299	43,583
Sodexo SA	357	40,942
TOTAL SA	423	23,515
Unibail-Rodamco-Westfield	145	24,923

		237,661

Germany — 2.5%
Bayer AG, Registered Shares	405	26,955
Fresenius SE & Co. KGaA	651	37,019
Knorr-Bremse AG(a)	322	34,958
Siemens AG, Registered Shares	311	37,289

		136,221

Hong Kong — 1.7%
CK Infrastructure Holdings Ltd.	500	4,055
CLP Holdings Ltd.	500	5,675
Hang Lung Properties Ltd.	2,000	4,707
HKT Trust & HKT Ltd.(b)	2,000	3,100
Jardine Matheson Holdings Ltd.	83	5,464
Link REIT	500	5,842
Sino Land Co. Ltd.	2,000	3,518
Sun Hung Kai Properties Ltd.	3,000	51,775
Swire Pacific Ltd., Class A	500	6,332

		90,468

Indonesia — 0.1%
Bank Central Asia Tbk PT	2,000	4,040

Italy — 1.0%
Enel SpA	4,835	30,616
RAI Way SpA(c)	1,951	10,285

Security	Shares	Value

Italy (continued)
Telecom Italia SpA(a)	17,907	$10,024

		50,925

Japan — 11.9%
Ajinomoto Co., Inc.	1,400	22,651
Alfresa Holdings Corp.	100	2,790
Alps Alpine Co. Ltd.	68	1,438
Astellas Pharma, Inc.	1,700	23,025
Canon Marketing Japan, Inc.	100	2,170
Daicel Corp.	400	4,487
Daikin Industries Ltd.	100	12,732
Denso Corp.	600	26,217
Dowa Holdings Co. Ltd.	100	3,261
East Japan Railway Co.	500	47,121
Exedy Corp.	100	2,292
GS Yuasa Corp.	200	4,018
Hino Motors Ltd.	200	1,896
Hoya Corp.	500	35,314
Japan Airlines Co. Ltd.	1,400	45,659
Japan Aviation Electronics Industry Ltd.	200	3,236
Kamigumi Co. Ltd.	100	2,389
Kinden Corp.	400	6,427
Koito Manufacturing Co. Ltd.	400	23,952
Kuraray Co. Ltd.	100	1,344
Mabuchi Motor Co. Ltd.	100	3,709
Maeda Road Construction Co. Ltd.	100	1,984
Medipal Holdings Corp.	100	2,249
Mitsubishi Electric Corp.	2,200	31,482
Murata Manufacturing Co. Ltd.	600	30,128
Nichias Corp.	200	3,866
Nippo Corp.	100	2,033
Nippon Television Holdings, Inc.	200	2,927
Okumura Corp.	100	3,235
Olympus Corp.	1,200	13,468
Rohm Co. Ltd.	200	14,748
Seino Holdings Co Ltd.	100	1,361
Shin-Etsu Chemical Co. Ltd.	500	47,362
Stanley Electric Co. Ltd.	100	2,711
Subaru Corp.	1,600	39,208
Suzuki Motor Corp.	1,000	45,634
Toagosei Co. Ltd.	300	3,275
Toda Corp.	400	2,474
Tokyo Gas Co. Ltd.	1,200	30,531
Tokyo Steel Manufacturing Co. Ltd.	500	4,282
Toray Industries, Inc.	1,900	13,002
Toyota Industries Corp.	500	28,342
TV Asahi Holdings Corp.	200	3,530
Ube Industries Ltd.	500	10,698
Yamato Kogyo Co. Ltd.	100	2,777
ZOZO, Inc.	1,300	23,092

		640,527

Netherlands — 4.5%
ABN AMRO Group NV CVA(c)	2,289	53,911
Koninklijke Philips NV	1,748	75,066
Royal Dutch Shell PLC, Class B	3,538	114,183

		243,160

Portugal — 0.1%
Jeronimo Martins SGPS SA	218	3,550

Singapore — 1.0%
CapitaLand Ltd.	15,600	40,538
ComfortDelGro Corp. Ltd.	2,000	3,961
Singapore Telecommunications Ltd.	1,600	3,733

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
United Overseas Bank Ltd.	200	$4,096

		52,328

South Korea — 0.8%
KT&G Corp.	257	22,480
LG Chem Ltd.	14	4,343
NCSoft Corp.	8	3,603
POSCO	18	3,940
S-Oil Corp.	31	2,444
SK Telecom Co. Ltd.	16	3,394
Woongjin Coway Co. Ltd.	38	2,856

		43,060

Spain — 0.8%
Cellnex Telecom SAU(a)(c)	1,437	44,265

Switzerland — 1.5%
Ferguson PLC	111	7,900
Nestle SA, Registered Shares	765	73,652

		81,552

Taiwan — 1.9%
Cathay Financial Holding Co. Ltd.	3,000	4,344
Cheng Shin Rubber Industry Co. Ltd.	1,000	1,336
Chunghwa Telecom Co. Ltd.	6,000	21,613
Far EasTone Telecommunications Co. Ltd.	3,000	7,362
Formosa Chemicals & Fibre Corp.	1,000	3,598
Formosa Petrochemical Corp.	1,000	3,711
Formosa Plastics Corp.	1,000	3,629
Fubon Financial Holding Co. Ltd.	3,000	4,434
Hon Hai Precision Industry Co. Ltd.	1,000	2,815
Nan Ya Plastics Corp.	1,000	2,530
Taiwan Mobile Co. Ltd.	3,000	10,971
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	33,584
Uni-President Enterprises Corp.	2,000	4,753

		104,680

Thailand — 0.4%
Advanced Info Service PCL, Foreign Registered Shares	800	4,785
Intouch Holdings PCL, Class F	2,200	5,108
PTT Global Chemical PCL, Foreign Registered Shares	1,800	3,876
Siam Cement PCL, Foreign Registered Shares	300	4,339
Thai Beverage PCL	1,800	1,112
Thai Oil PCL, Foreign Registered Shares — NVDR	1,100	2,386

		21,606

United Arab Emirates — 0.5%
NMC Health PLC	713	26,330

United Kingdom — 2.7%
GW Pharmaceuticals PLC — ADR(a)	32	5,418
HSBC Holdings PLC	3,997	34,826
Kingfisher PLC	6,906	23,813
Liberty Global PLC, Class A(a)	819	22,121
Vodafone Group PLC	32,317	59,944

		146,122

United States — 49.0%
Air Products & Chemicals, Inc.	342	70,380
Alphabet, Inc., Class A(a)	119	142,676
Altria Group, Inc.	972	52,809
Amazon.com, Inc.(a)	39	75,134
Anthem, Inc.	230	60,497
Apple, Inc.	510	102,342
Biogen, Inc.(a)	68	15,588
Charles Schwab Corp.	842	38,547
Charter Communications, Inc., Class A(a)	166	61,618
Citigroup, Inc.	212	14,988
Cloudera, Inc.(a)	1,586	17,652

Security	Shares	Value

United States (continued)
Colgate-Palmolive Co.	882	$64,201
Comcast Corp., Class A	1,675	72,913
CVS Health Corp.	720	39,154
DaVita, Inc.(a)	505	27,896
Dollar Tree, Inc.(a)	407	45,291
Domo, Inc., Class B(a)	17	651
Dover Corp.	357	35,000
Dow, Inc.(a)	163	9,228
DowDuPont, Inc.	488	18,764
Dropbox, Inc., Class A(a)	775	18,895
Emerson Electric Co.	724	51,397
Equinix, Inc.	79	35,921
Equity Residential	300	22,926
Exxon Mobil Corp.	1,245	99,949
Facebook, Inc., Class A(a)	603	116,620
FleetCor Technologies, Inc.(a)	171	44,622
Gilead Sciences, Inc.	600	39,024
HCA Healthcare, Inc.	159	20,230
Johnson & Johnson	802	113,242
JPMorgan Chase & Co.	823	95,509
KAR Auction Services, Inc.	429	24,230
Liberty Broadband Corp., Class A(a)	287	28,238
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	615	24,563
Marathon Petroleum Corp.	542	32,992
Marsh & McLennan Cos., Inc.	510	48,088
Merck & Co., Inc.	243	19,127
Microsoft Corp.	691	90,245
Morgan Stanley	545	26,296
Newmont Goldcorp Corp.	1,064	33,048
NextEra Energy Partners LP	262	12,060
NextEra Energy, Inc.	254	49,388
ONEOK, Inc.	741	50,336
Pfizer, Inc.	1,476	59,940
Philip Morris International, Inc.	165	14,282
QUALCOMM, Inc.	388	33,418
Raytheon Co.	286	50,791
Sempra Energy	178	22,775
SunTrust Banks, Inc.	542	35,490
United Technologies Corp.	427	60,894
UnitedHealth Group, Inc.	131	30,532
Verizon Communications, Inc.	994	56,847
Wells Fargo & Co.	1,742	84,330
Welltower, Inc.	68	5,068
Western Digital Corp.	413	21,113
Williams Cos., Inc.	3,186	90,259
Zynga, Inc., Class A(a)	2,618	14,818

		2,642,832

Total Common Stocks — 91.4% (Cost — $4,512,775)		4,927,785

Preferred Stocks — 0.7%

Brazil — 0.1%
Itau Unibanco Holding SA, Preference Shares, 0.00%	450	3,882

Germany — 0.6%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	319	32,287

Total Preferred Stocks — 0.7% (Cost — $36,154)		36,169

Total Long-Term Investments — 92.1% (Cost — $4,548,929)		4,963,954

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 8.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(e)	465,401	$465,401

Total Short-Term Securities — 8.6% (Cost — $465,401)		465,401

Options Purchased — 0.0% (Cost — $1,018)		960

Total Investments Before Options Written — 100.7% (Cost — $5,015,348)		5,430,315

Options Written — (0.0)% (Premiums Received — $1,452)		(2,091)

Total Investments, Net of Options Written — 100.7% (Cost — $5,013,896)		5,428,224

Liabilities in Excess of Other Assets — (0.7)%		(36,642)

Net Assets — 100.0%		$5,391,582

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.

(e)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	134,892	330,509	465,401	$465,401	$2,899	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	3	06/21/19	$442	$19,349

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,141	HKD	635,000	UBS AG	07/22/19	$95

AUD	155,000	USD	110,629	Citibank N.A.	07/22/19	(1,148)
CHF	70,000	USD	70,418	Bank of America N.A.	07/22/19	(1,185)
USD	250,596	JPY	27,766,254	Citibank N.A.	07/22/19	(298)

						(2,631)

	Net unrealized depreciation					$(2,536)

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Dynamic Equity Fund

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	BNP Paribas S.A.	10	05/31/19	USD	2,950.00	USD	29	$329
Schlumberger Ltd.	Credit Suisse International	229	01/17/20	USD	45.00	USD	10	631

								$960

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Dollar Tree, Inc.	Morgan Stanley & Co. International PLC	98	05/24/19	USD	107.00	USD	11	$(593)
Apple, Inc.	UBS AG	57	05/31/19	USD	206.00	USD	11	(265)
Charter Communication, Inc.	Credit Suisse International	29	05/31/19	USD	365.00	USD	11	(373)
Microsoft Corp.	Citibank N.A.	92	05/31/19	USD	126.00	USD	12	(517)
Raytheon Co.	Morgan Stanley & Co. International PLC	50	05/31/19	USD	182.50	USD	9	(92)

								(1,840)

Put
Schlumberger Ltd.	Credit Suisse International	229	01/17/20	USD	33.00	USD	10	(251)

								$(2,091)

Balances Reported in the Statements of Assets and Liabilities for Options Written

	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	313	(952)	(2,091)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,349	$—	$—	$—	$19,349
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	95	—	—	95
Options purchased
Investments at value — unaffiliated(b)	—	—	960	—	—	—	960

	$—	$—	$20,309	$95	$—	$—	$20,404

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,631	$—	$—	$2,631
Options written
Options written at value			2,091				2,091

	$—	$—	$2,091	$2,631	$—	$—	$4,722

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Dynamic Equity Fund

For the six month ended April 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,989	$—	$—	$—	$7,989
Forward foreign currency exchange contracts	—	—	—	1,270	—	—	1,270
Options written	—	—	(974)	—	—	—	(974)

	$—	$—	$7,015	$1,270	$—	$—	$8,285

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$19,349	$—	$—	$—	$19,349
Forward foreign currency exchange contracts	—	—	—	(622)	—	—	(622)
Options purchased(a)	—	—	(58)	—	—	—	(58)
Options written	—	—	(639)	—	—	—	(639)

	$—	$—	$18,652	$(622)	$—	$—	$18,030

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$356,363
Average notional value of contracts — short	$54,117
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$336,309
Average amounts sold — in USD	$180,673
Options:
Average value of option contracts purchased	$952
Average value of option contracts written	$1,199

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$840		$—
Forward foreign currency exchange contracts	95		2,631
Options	960	(a)	2,091

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,895		$4,722
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(840)		—

Total derivative assets and liabilities subject to an MNA	$1,055		$4,722

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
BNP Paribas S.A.	$329	$—	$—	$—	$329
Credit Suisse International	631	(624)	—	—	7
UBS AG	95	(95)	—	—	—

	$1,055	$(719)	$—	$—	$336

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock GA Dynamic Equity Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$1,185	$—	$—	$—	$1,185
Citibank N.A.	1,963	—	—	—	1,963
Credit Suisse International	624	(624)	—	—	—
Morgan Stanley & Co. International PLC	685	—	—	—	685
UBS AG	265	(95)	—	—	170

	$4,722	$(719)	$—	$—	$4,003

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$12,313	$—	$12,313
Brazil	47,113	—	—	47,113
Canada	152,645	—	—	152,645
Chile	1,955	—	—	1,955
China	64,609	75,956	—	140,565
Czech Republic	—	3,867	—	3,867
France	161,736	75,925	—	237,661
Germany	26,955	109,266	—	136,221
Hong Kong	3,100	87,368	—	90,468
Indonesia	—	4,040	—	4,040
Italy	10,285	40,640	—	50,925
Japan	—	640,527	—	640,527
Netherlands	—	243,160	—	243,160
Portugal	3,550	—	—	3,550
Singapore	—	52,328	—	52,328
South Korea	2,856	40,204	—	43,060
Spain	—	44,265	—	44,265
Switzerland	—	81,552	—	81,552
Taiwan	10,971	93,709	—	104,680
Thailand	6,262	15,344	—	21,606
United Arab Emirates	—	26,330	—	26,330
United Kingdom	27,539	118,583	—	146,122
United States	2,642,832	—	—	2,642,832
Preferred Stocks	36,169	—	—	36,169
Short-Term Securities	465,401	—	—	465,401
Options Purchased:
Equity contracts	—	960	—	960

	$3,663,978	$1,766,337	$—	$5,430,315

Derivative Financial Instruments(a)
Assets:
Equity contracts	$19,349	$—	$—	$19,349
Forward foreign currency contracts	—	95	—	95
Liabilities:
Equity contracts	—	(2,091)	—	(2,091)
Forward foreign currency contracts	—	(2,631)	—	(2,631)

	$19,349	$(4,627)	$—	$14,722

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$5,211,111	$4,964,914
Investments at value — affiliated(b)	212,482	465,401
Cash pledged:
Cash pledged for futures contracts	3,000	19,000
Foreign currency at value(c)	7,308	9,086
Receivables:
Investments sold	7,778	11,536
Dividends — affiliated	367	826
Dividends — unaffiliated	16,048	17,979
From the Manager	16,325	18,279
Variation margin on futures contracts	—	840
Unrealized appreciation on forward foreign currency exchange contracts	1,385	95
Deferred offering costs	26,736	26,736
Prepaid expenses	15,817	17,662

Total assets	5,518,357	5,552,354

LIABILITIES
Options written at value	—	2,091
Payables:
Investments purchased	21,804	41,719
Board realignment and consolidation	1,128	1,127
Offering costs	30,030	30,030
Other accrued expenses	86,198	83,174
Variation margin on futures contracts	542	—
Unrealized depreciation on forward foreign currency exchange contracts	—	2,631

Total liabilities	139,702	160,772

NET ASSETS	$5,378,655	$5,391,582

NET ASSETS CONSIST OF
Paid-in capital(d)	$5,047,436	$5,046,365
Accumulated earnings	331,219	345,217

NET ASSETS	$5,378,655	$5,391,582

NET ASSET VALUE

Institutional
Net assets	$54,819	$52,166

Shares outstanding	5,152	4,886

Net asset value	$10.64	$10.68

Class K
Net assets	$5,323,836	$5,339,416

Shares outstanding	500,000	500,000

Net asset value	$10.65	$10.68

(a) Investments at cost — unaffiliated	$4,881,059	$4,549,947
(b) Investments at cost — affiliated	$212,482	$465,401
(c) Foreign currency at cost	$7,303	$9,085
(d) Unlimited number of shares authorized, $0.10 par value.	$—	$—

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$78,143	$61,748
Dividends — affiliated	1,887	2,899
Foreign taxes withheld	(4,394)	(2,886)

Total investment income	75,636	61,761

EXPENSES
Investment advisory	10,232	10,058
Professional	36,856	36,248
Organization and offering	18,864	18,864
Custodian	16,438	19,106
Accounting services	10,974	10,998
Registration	10,413	10,578
Transfer agent — class specific	8,160	8,160
Printing	7,684	7,684
Directors and Officer	3,259	3,259
Board realignment and consolidation	128	129
Miscellaneous	4,520	4,537

Total expenses	127,528	129,621
Less:
Fees waived and/or reimbursed by the Manager	(106,528)	(108,838)
Transfer agent fees waived and/or reimbursed — class specific	(8,019)	(8,019)

Total expenses after fees waived and/or reimbursed	12,981	12,764

Net investment income	62,655	48,997

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	40,447	(52,938)
Futures contracts	4,090	7,989
Forward foreign currency exchange contracts	3,528	1,270
Foreign currency transactions	3,224	(849)
Options written	—	(974)

	51,289	(45,502)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	277,842	369,586
Futures contracts	632	19,349
Forward foreign currency exchange contracts	3,627	(622)
Foreign currency translations	(145)	(113)
Options written	—	(639)
Short sales — unaffiliated	37	—

	281,993	387,561

Net realized and unrealized gain	333,282	342,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$395,937	$391,056

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund		BlackRock GA Dynamic Equity Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,655	$98,278	$48,997	$65,098
Net realized gain (loss)	51,289	(81,788)	(45,502)	42,890
Net change in unrealized appreciation (depreciation)	281,993	(106,823)	387,561	(345,528)

Net increase (decrease) in net assets resulting from operations	395,937	(90,333)	391,056	(237,540)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(209)	—	(522)	—
Class K	(53,791)	(73,600)	(134,276)	(162,593)

Decrease in net assets resulting from distributions to shareholders	(54,000)	(73,600)	(134,798)	(162,593)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,459	20,326	17,822	23,156

NET ASSETS
Total increase (decrease) in net assets	361,396	(143,607)	274,080	(376,977)
Beginning of period	5,017,259	5,160,866	5,117,502	5,494,479

End of period	$5,378,655	$5,017,259	$5,391,582	$5,117,502

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund

	Institutional
	Period from 11/30/18 (a) to 04/30/19 (unaudited)

Net asset value, beginning of period	$10.31

Net investment income(b)	0.11
Net realized and unrealized gain	0.33

Net increase (decrease) from investment operations	0.44

Distributions from net investment income(c)	(0.11)

Net asset value, end of period	$10.64

Total Return(d)
Based on net asset value	4.35	%(e)

Ratios to Average Net Assets
Total expenses	4.89	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.54	%(f)(g)

Net investment income	2.56	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$55

Portfolio turnover rate	58%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 4.00%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund

	Class K
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Period from 06/01/17 (a) to 10/31/17

Net asset value, beginning of period	$9.97		$10.30	$10.00

Net investment income(b)	0.14		0.20	0.05
Net realized and unrealized gain (loss)	0.65		(0.38)	0.25

Net increase (decrease) from investment operations	0.79		(0.18)	0.30

Distributions from net investment income(c)	(0.11)		(0.15)	—

Net asset value, end of period	$10.65		$9.97	$10.30

Total Return(d)
Based on net asset value	8.00	%(e)	(1.83)%	3.00	%(e)

Ratios to Average Net Assets(f)
Total expenses	4.99	%(g)(h)	3.64%	4.34	%(g)(i)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.51	%(g)	0.52%	0.50	%(g)

Net investment income	2.45	%(g)	1.88%	1.08	%(g)

Supplemental Data
Net assets, end of period (000)	$5,324		$5,017	$5,161

Portfolio turnover rate	58%		184%	55%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended October 31, 2018	Period from 06/01/17 (a) to 10/31/17
Investments in underlying funds	0.01%	—	—

(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 4.25%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund

	Instiutional
	Period from 11/30/18 (a) to 04/30/19

Net asset value, beginning of period	$10.32

Net investment income(b)	0.08
Net realized and unrealized gain	0.55

Net increase from investment operations	0.63

Distributions(c)
From net investment income	(0.12)
From net realized gain	(0.15)

Total distributions	(0.27)

Net asset value, end of period	$10.68

Total Return(d)
Based on net asset value	6.50	%(e)

Ratios to Average Net Assets
Total expenses	5.13	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.54	%(f)(g)

Net investment income	1.96	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$52

Portfolio turnover rate	33%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 4.22%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund

	Class K
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/2018	Period from 06/01/17 (a) to 10/31/17

Net asset value, beginning of period	$10.17		$10.97	$10.00

Net investment income(b)	0.11		0.13	0.03
Net realized and unrealized gain (loss)	0.67		(0.60)	0.94

Net increase (decrease) from investment operations	0.78		(0.47)	0.97

Distributions(c)
From net investment income	(0.12)		(0.17)	—
From net realized gain	(0.15)		(0.16)	—

Total distributions	(0.27)		(0.33)	—

Net asset value, end of period	$10.68		$10.17	$10.97

Total Return(d)
Based on net asset value	8.04	%(e)	(4.54)%	9.70	%(e)

Ratios to Average Net Assets(f)
Total expenses	5.16	%(g)(h)	3.43%	4.35	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.51	%(g)	0.52%	0.50	%(g)

Net investment income	1.95	%(g)	1.16%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$5,340		$5,118	$5,494

Portfolio turnover rate	33%		205%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended October 31, 2018	Period from 06/01/17 (a) to 10/31/17
Investments in underlying funds	0.01%	—	—

(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 4.41%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.13%.

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Dynamic Equity Fund	GA Dynamic Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares(a)(b)	No	No	None

(a)	On the close of business on November 30, 2018, all of the issued and outstanding shares were redesignated as Class K Shares.
(b)	Institutional Shares commenced operations on November 30, 2018.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average net assets of each Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38
$3 Billion — $5 Billion	0.36
$5 Billion — $10 Billion	0.35
Greater than $10 Billion	0.34

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2019, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Class K	Total
GA Disciplined Volatility Equity	$7	$8,153	$8,160
GA Dynamic Equity	7	8,153	8,160

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Class K
GA Disciplined Volatility Equity	$9
GA Dynamic Equity	9

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2019, the amounts waived were as follows:

Total
GA Disciplined Volatility Equity	$57
GA Dynamic Equity	88

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 29, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. For six months ended April 30, 2019, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	GA Disciplined Volatility Equity	GA Dynamic Equity
Institutional	0.55%	0.55%
Class K	0.50	0.50

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 29, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived — class specific in the Statements of Operations. For the six months ended April 30, 2019, the amounts waived and/or reimbursed were as follows:

Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$106,471
GA Dynamic Equity	108,750

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Class K	Total
GA Disciplined Volatility Equity	$1	$8,018	$8,019
GA Dynamic Equity	1	8,018	8,019

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On April 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2019	2020	2021
GA Disciplined Volatility Equity
Fund Level	$130,242	$162,727	$106,471
Institutional	—	—	1
Class K	—	—	8,019
GA Dynamic Equity
Fund Level	$133,443	$163,445	$108,750
Institutional	—	—	1
Class K	—	—	8,019

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees’ and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	GA Disciplined Volatility Equity	GA Dynamic Equity
Purchases	$2,947,044	$1,599,933
Sales	2,909,045	1,984,174

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended October 31, 2017 and the year ended October 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	GA Disciplined Volatility Equity	GA Dynamic Equity
Tax cost	$5,103,525	$5,089,953

Gross unrealized appreciation	$416,955	$543,441
Gross unrealized depreciation	(94,870)	(186,905)

Net unrealized appreciation	$322,085	$356,536

As of October 31, 2018, GA Disciplined Volatility Equity had capital loss carryforwards available to offset future realized capital gains of $88,985, all of which has no expiration date.

9.	BANK BORROWINGS

The Trust, on behalf of the Funds along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2019, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

GA Disciplined Volatility Equity	Period from 11/30/18 (a) to 04/30/19
	Shares	Amount
Institutional
Shares sold	5,647	$56,981
Shares redeemed	(495)	(5,219)

Net (decrease)	5,152	$51,762

	Six Months Ended 04/30/19		Year Ended 10/31/18
			Shares	Amount
Class K(b)
Shares sold	48	$478	2,830	$28,987
Shares redeemed	(3,308)	(32,781)	(837)	(8,661)

Net increase	(3,260)	$(32,303)	1,993	$20,326

Total Net Increase	1,892	$19,459	1,993	$20,326

GA Dynamic Equity	Period from 11/30/18 (a) to 04/30/19
	Shares	Amount
Institutional
Shares sold	5,417	$53,387
Shares redeemed	(531)	(5,567)

Net (decrease)	4,886	$47,820

	Six Months Ended 04/30/19		Year Ended 10/31/18
			Shares	Amount
Class K(b)
Shares sold	124	$1,224	2,744	$30,892
Shares redeemed	(3,264)	(31,222)	(679)	(7,736)

Net increase	(3,140)	$(29,998)	2,065	$23,156

Total Net Increase	1,746	$17,822	2,065	$23,156

(a)	Commencement of operations.
(b)	On the close of business on November 30, 2018, all of the issued and outstanding shares were redesignated as Class K Shares.

As of April 30, 2019, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
GA Disciplined Volatility Equity	1,940	500,000
GA Dynamic Equity	1,938	500,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Legal Counsel

Sidley Austin

New York, NY 10019

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected Trustees took office effective January 1, 2019.

Shareholders approved the Trustees * of Managed Account Series with voting results as follows:

	Votes For	Votes Withheld
Bruce R. Bond	12,295,691	0
Susan J. Carter	12,295,691	0
Collette Chilton	12,295,691	0
Neil A. Cotty	12,295,691	0
Robert Fairbairn	12,295,691	0
Lena G. Goldberg	12,295,691	0
Robert M. Hernandez	12,295,691	0
Henry R. Keizer	12,295,691	0
Cynthia A. Montgomery	12,295,691	0
Donald C. Opatrny	12,295,691	0
John M. Perlowski	12,295,691	0
Joseph P. Platt	12,295,691	0
Mark Stalnecker	12,295,691	0
Kenneth L. Urish	12,295,691	0
Claire A. Walton	12,295,691	0

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

ADDITIONAL INFORMATION	35

Additional Information  (continued)

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CHF	Swiss Franc

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CVA	Certificaten Van Aandelen (Dutch Certificate)

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

GLOSSARY OF TERMS USED IN THIS REPORT	37

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MASGA-04/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: July 8, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Managed Account Series

Date: July 8, 2019

3